Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001926792
Document Type	6-K
Entity File Number	001-42299
Entity Registrant Name	SAMFINE CREATION HOLDINGS GROUP LIMITED
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31